Risk management for financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Schedule of trade receivable aging net of allowance of doubtful accounts

	December 31, 2022	December 31, 2021
0 to 30 days	$2,723,119	$2,490,940
31 to 60 days	1,034,627	973,641
61 to 90 days	816,221	623,990
91 days and older	731,761	1,505,797
	$5,305,728	$5,594,368

Schedule of allowance for doubtful accounts provision

	December 31, 2022	December 31, 2021
Beginning of year	$316,202	$123,338
Add: provision for allowance for doubtful accounts	100,163	283,964
Less: write-offs	(6,635)	(112,116)
Foreign exchange adjustments	(10,260)	21,016
Expected credit loss – end of year	$399,470	$316,202

Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Schedules of information related to exposure to risk

	2023	2024	2025	Total
Trade and other payables	$5,937,880	$—	$—	$5,937,880
Lease obligations	679,718	496,123	232,461	1,408,302
Crown Capital debt	7,701,650	—	—	7,701,650
Contingent consideration - WordZ	236,808	—	—	236,808
WordZ promissory note	432,939	—	—	432,939
HomeTech VTB loan	260,000	20,000	—	280,000
Total	$15,248,995	$516,123	$232,461	$15,997,579

Credit risk
Disclosure of detailed information about financial instruments [line items]
Schedules of information related to exposure to risk

	December 31, 2022	December 31, 2021
United States	48%	48%
Australia	29%	31%
United Kingdom	16%	14%
Rest of world	7%	7%
	100%	100%